Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses
Interest and amortization of debt issue costs	$ (31,088)	$ (30,839)	$ (36,360)
Borrowings cancellation costs			(5,141)
Bank charges and other financial results	(15,310)	(8,520)	(9,546)
Unwinding of long-term liabilities	(5,153)	(6,456)	(6,026)
Financial expenses total	(51,551)	(45,815)	(57,073)
Financial income
Interest received	8,016	6,237	3,180
Financial income total	8,016	6,237	3,180
Foreign exchange gains and losses
Foreign exchange gain (loss), net	12,603	(19,729)	19,725
Realized result on currency risk management contracts		2,909
Unrealized result on currency risk management contracts	(443)
Foreign exchange gains and losses total	12,160	(16,820)	19,725
Total Financial results	$ (31,375)	$ (56,398)	$ (34,168)